Non - Current Assets or Disposal Groups Held for Sale or Held for Distribution to Owners and Discontinued Operations - Summary of Assets and Liabilities Related to Operations (Detail) - USD ($)
$ in Thousands
	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Noncurrent Assets Or Disposal Groups Held For Sale Or Held For Distribution To Owners And Discontinued Operations [Line Items]
Impairment loss	$ 5,234
NON-CURRENT ASSETS
Property, plant and equipment	8,686,827	$ 8,092,467
TOTAL NON-CURRENT ASSETS	21,012,370	15,623,570
NON-CURRENT LIABILITIES
Other non-current non-financial liabilities	105,223	123,517
TOTAL NON-CURRENT LIABILITIES	8,913,700	$ 6,956,148
Assets and Liabilities Classified as Held for Distribution To Owners [Member]
Noncurrent Assets Or Disposal Groups Held For Sale Or Held For Distribution To Owners And Discontinued Operations [Line Items]
Impairment loss	5,234
NON-CURRENT ASSETS
Property, plant and equipment	5,825
TOTAL NON-CURRENT ASSETS	5,825
NON-CURRENT LIABILITIES
Other non-current non-financial liabilities	3,835
TOTAL NON-CURRENT LIABILITIES	$ 3,835